Net Interest Income - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest And Similar Income [Abstract]
Interest and similar income on impaired loans	£ 66	£ 79	£ 81